Revenues - Schedule of Revenues from a Diversified Customer (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Revenues from a Diversified Customer [Line Items]
Total Revenue	$ 1,853	$ 1,331	$ 3,268	$ 2,591	$ 5,707	$ 4,155
Israel [Member]
Schedule of Revenues from a Diversified Customer [Line Items]
Total Revenue					4,603	2,165
USA [Member]
Schedule of Revenues from a Diversified Customer [Line Items]
Total Revenue					$ 1,104	$ 1,990